Inventories (Details) (USD $) In Thousands, unless otherwise specified	Oct. 31, 2011	Oct. 31, 2010
Inventories [Abstract]
Raw materials and supplies	$ 31,611	$ 26,211
Work-in-process	354	1,141
Finished goods	267	1,002
Inventory, gross	32,232	28,354
Allowance for excess and obsolete inventory	(1,637)	(1,771)
Inventories	$ 30,595	$ 26,583